Share-based Compensation - Assumptions (Details) - BMP Equity Incentive Plan	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term in years	4 years	4 years	4 years	4 years	4 years
Discount rate	32.10%	32.10%	32.10%	32.10%	27.80%
Discount for lack of marketability	23.10%	23.10%	23.10%	23.10%	19.40%
Long-term growth rate (after discrete projection period)	2.50%	2.50%	2.50%	2.50%	2.50%